Segment information (Tables)	9 Months Ended
Sep. 30, 2025
Segment Reporting [Abstract]
Schedule of Segment Reporting Information
Financial information by reportable segment as follows:

	Three months ended September 30, 2025
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$1,606	$11	$19,328	$20,945
Cost of revenue	1,145	—	20,364	21,509
Gross profit	461	11	(1,036)	(564)
Operating expenses:
Research and development	2,293	26	1,135	3,454
General and administrative	484	34	2,410	2,928
Sales and marketing	103	3	357	463
Depreciation and amortization	108	—	833	941
	2,988	63	4,735	7,786
Add back: Depreciation and amortization[1]	143	—	1,610	1,753
Segment EBITDA	$(2,384)	$(52)	$(4,161)	$(6,597)

	Three months ended September 30, 2024
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$1,764	$3,113	$16,209	$21,086
Cost of revenue	1,352	2,862	16,374	20,588
Gross profit	412	251	(165)	498
Operating expenses:
Research and development	1,257	(629)	1,830	2,458
General and administrative	292	55	1,943	2,290
Sales and marketing	44	36	335	415
Depreciation and amortization	27	4	944	975
	1,620	(534)	5,052	6,138
Add back: Depreciation and amortization[1]	145	8	1,106	1,259
Segment EBITDA	$(1,063)	$793	$(4,111)	$(4,381)

15. Segment information (continued):

	Nine months ended September 30, 2025
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$6,392	$15,046	$48,147	$69,585
Cost of revenue	5,313	13,276	50,594	69,183
Gross profit	1,079	1,770	(2,447)	402
Operating expenses:
Research and development	5,027	159	6,025	11,211
General and administrative	1,189	133	7,829	9,151
Sales and marketing	253	26	975	1,254
Depreciation and amortization	223	—	2,423	2,646
	6,692	318	17,252	24,262
Add back: Depreciation and amortization[1]	432	—	4,901	5,333
Segment EBITDA	$(5,181)	$1,452	$(14,798)	$(18,527)

	Nine months ended September 30, 2024
	High-Pressure Controls & Systems	Heavy-Duty OEM	Cespira	Total Segment
Revenue	$7,813	$25,601	$20,268	$53,682
Cost of revenue	5,766	25,168	20,275	51,209
Gross profit	2,047	433	(7)	2,473
Operating expenses:
Research and development	4,208	4,229	2,951	11,388
General and administrative	788	2,974	2,658	6,420
Sales and marketing	404	886	404	1,694
Depreciation and amortization	112	126	1,209	1,447
	5,512	8,215	7,222	20,949
Add back: Depreciation and amortization[1]	372	1,399	1,610	3,381
Segment EBITDA	$(3,093)	$(6,383)	$(5,619)	$(15,095)
15. Segment information (continued):
Reconciliations of reportable segment financial information to consolidated statement of operations:

	Three months ended September 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$20,945	$19,328	$—	$1,617
Cost of revenue	21,509	20,364	—	1,145
Gross profit	(564)	(1,036)	—	472
Operating expenses:
Research and development	3,454	1,135	—	2,319
General and administrative	2,928	2,410	3,612	4,130
Sales and marketing	463	357	199	305
Depreciation and amortization	941	833	38	146
	7,786	4,735	3,849	6,900
Equity loss	—	—	(3,197)	(3,197)

	Three months ended September 30, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$21,086	$16,209	$—	$4,877
Cost of revenue	20,588	16,374	—	4,214
Gross profit	498	(165)	—	663
Operating expenses:
Research and development	2,458	1,830	—	628
General and administrative	2,290	1,943	3,069	3,416
Sales and marketing	415	335	287	367
Depreciation and amortization	975	944	72	103
	6,138	5,052	3,428	4,514
Equity loss	—	—	(3,002)	(3,002)

	Nine months ended September 30, 2025
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$69,585	$48,147	$—	$21,438
Cost of revenue	69,183	50,594	—	18,589
Gross profit	402	(2,447)	—	2,849
Operating expenses:
Research and development	11,211	6,025	—	5,186
General and administrative	9,151	7,829	9,586	10,908
Sales and marketing	1,254	975	759	1,038
Depreciation and amortization	2,646	2,423	137	360
	24,262	17,252	10,482	17,492
Equity loss	—	—	(10,767)	(10,767)
15. Segment information (continued):

	Nine months ended September 30, 2024
	Total Segment	Less: Cespira	Add: Corporate & unallocated	Total Consolidated
Revenue	$53,682	$20,268	$—	$33,414
Cost of revenue	51,209	20,275	—	30,934
Gross profit	2,473	(7)	—	2,480
Operating expenses:
Research and development	11,388	2,951	—	8,437
General and administrative	6,420	2,658	12,569	16,331
Sales and marketing	1,694	404	1,160	2,450
Depreciation and amortization	1,447	1,209	321	559
	20,949	7,222	14,050	27,777
Equity loss	—	—	(4,104)	(4,104)

Reconciliation of Segment EBITDA to Loss before income taxes	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Total Segment EBITDA	$(6,597)	$(4,381)	$(18,527)	$(15,095)
Adjustments:
Depreciation and amortization[1]	181	225	569	2,092
Cespira's Segment EBITDA	(4,161)	(4,111)	(14,798)	(5,619)
Loss on investments accounted for under the equity method (note 8)	3,197	3,002	10,767	4,104
Corporate and unallocated operating expenses	3,811	3,356	10,345	13,729
Foreign exchange (loss) gain	1,282	(1,709)	(4,145)	86
Gain on deconsolidation	—	—	—	(13,266)
Loss on sale of investments	—	352	—	352
Interest on long-term debt	142	257	500	859
Interest and other income, net of bank charges	(653)	(215)	(1,155)	(235)
Loss before income taxes in continuing operations	$(10,396)	$(5,538)	$(20,610)	$(17,197)
[1]Depreciation and amortization expenses used in computation for Segment EBITDA and reconciliation to consolidated loss before income taxes are included in cost of revenue and operating expenses on our statement of operations and comprehensive income (loss).

	Three months ended September 30,		Nine months ended September 30,
Total additions to long-lived assets, excluding business combinations	2025	2024	2025	2024
High-Pressure Controls & Systems	514	183	1,893	1,620
Heavy-Duty OEM	—	—	—	569
Corporate and unallocated	—	—	16	—
Total consolidated	$514	$183	$1,909	$2,189

Schedule of Geographical Revenue Information
Revenues are attributable to geographical regions based on the location of the Company’s customers and are presented as a percentage of the Company's continuing revenues, as follows:

	% of revenue
	Three months ended September 30,		Nine months ended September 30,
	2025	2024	2025	2024
Europe	25%	84%	75%	86%
Asia	33%	8%	16%	10%
Americas	42%	8%	9%	4%

Schedule of Allocation of the Total Assets
The measure of segment assets evaluated by the CODM are total assets as reported on the consolidated balance sheet. Total assets are allocated as follows:

	Total assets by segment
	September 30, 2025	December 31, 2024
Light-Duty (Held-for-sale)	$—	$207,893
High-Pressure Controls & Systems	14,470	9,026
Heavy-Duty OEM	266	9,138
Corporate	89,357	65,564
Total consolidated assets	$104,093	$291,621